UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities Fund,Inc.
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: August 31

Date of reporting period: May 31,2012

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 5/31/12 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	May 31, 2012

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (66.7%)
	FEDERAL FARM CREDIT BANK (1.2%)
$1,000,000	Federal Farm Credit Bank	1.90%	11/15/17	$1,003,886
1,000,000	TOTAL FEDERAL FARM CREDIT BANK
	(Cost $1,000,000)			1,003,886
	FEDERAL HOME LOAN BANK (4.4%)
2,000,000	Federal Home Loan Bank	5.00	12/21/15	2,303,750
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,211,150
3,000,000	TOTAL FEDERAL HOME LOAN BANK (Cost $3,186,951)			3,514,900
	FEDERAL HOME LOAN MORTGAGE CORPORATION (25.2%)
353,014	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	368,904
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,191,408
1,000,000	Federal Home Loan Mortgage Corporation	2.00	8/25/16	1,048,715
1,100,000	Federal Home Loan Mortgage Corporation	1.25	5/12/17	1,114,448
102,437	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	103,346
4,986	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	5,372
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,212,716
72,306	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	77,904
6,261	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	6,746
636	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	636
322,655	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	332,292
7,885	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	8,496
28,357	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	30,650
1,000,000	Federal Home Loan Mortgage Corporation	3.75	3/27/19	1,153,127
17,518	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	18,750
111,795	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	119,592
72,897	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	77,981
346,680	Federal Home Loan Mortgage Corporation Gold PC Pool #J12462	4.00	6/1/20	368,801
19,051	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	20,543
263,751	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	284,419
12,743	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	13,722
17,388	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	18,751
837,188	Federal Home Loan Mortgage Corporation Gold PC Pool #G14216	3.50	7/1/21	880,061
92,812	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	99,939
396,036	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	427,069
31,976	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	32,131
223,207	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	239,512
243,813	Federal Home Loan Mortgage Corporation Gold PC Pool #J08202	5.00	7/1/23	261,623
221,333	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	238,933
39,876	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	40,166
614,413	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	654,770
42,340	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	42,851
413,779	Federal Home Loan Mortgage Corporation Gold PC Pool #J11210	4.00	11/1/24	436,690
688,745	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587	4.00	1/1/25	745,822
162,458	Federal Home Loan Mortgage Corporation Gold PC Pool #E02704	4.50	7/1/25	173,028
533,441	Federal Home Loan Mortgage Corporation REMIC Trust Series 3567 Class BJ	4.50	6/15/27	564,088
331,272	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	354,182
55,347	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	56,374
480,465	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	540,848
284,785	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	307,461
97,325	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	105,074
228,921	Federal Home Loan Mortgage Corporation Pool #783022 (1)	2.37	2/1/35	243,667
133,455	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	143,894
119,458	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	128,802
231,733	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	253,463

1

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$345,223	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50%	8/1/38	$375,556
1,144,384	Federal Home Loan Mortgage Corporation REMIC Trust Series 3632 Class AP	3.00	2/15/40	1,194,094
1,370,386	Federal Home Loan Mortgage Corporation REMIC Trust Series 3888 Class PJ	3.50	5/15/40	1,417,178
848,011	Federal Home Loan Mortgage Corporation Gold PC Pool #C03516	4.00	9/1/40	901,153
957,357	Federal Home Loan Mortgage Corporation Gold PC Pool #A95803	4.00	12/1/40	1,036,605
737,100	Federal Home Loan Mortgage Corporation Gold PC Pool #A97135	4.50	2/1/41	789,457
86,727	Federal Home Loan Mortgage Corporation Gold PC Pool #Q01181	4.50	6/1/41	92,888
18,853,726	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $19,336,354)			20,354,698
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (32.5%)
1,500,000	Federal National Mortgage Association	2.38	7/28/15	1,583,436
16,377	Federal National Mortgage Association Pool #511823	5.50	5/1/16	17,816
622,110	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	651,095
8,813	Federal National Mortgage Association Pool #615289	5.50	12/1/16	9,588
54,977	Federal National Mortgage Association Pool #622373	5.50	12/1/16	59,810
38,544	Federal National Mortgage Association Pool #631328	5.50	2/1/17	41,956
59,272	Federal National Mortgage Association Pool #623503	6.00	2/1/17	65,209
2,883	Federal National Mortgage Association Pool #643277	5.50	4/1/17	3,138
5,583	Federal National Mortgage Association Pool #638247	5.50	5/1/17	6,078
55,998	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	56,272
98,402	Federal National Mortgage Association Pool #254684	5.00	3/1/18	106,574
30,356	Federal National Mortgage Association Pool #685183	5.00	3/1/18	32,877
42,904	Federal National Mortgage Association Pool #703936	5.00	5/1/18	46,467
292,223	Federal National Mortgage Association Pool #257566	4.50	1/1/19	313,204
500,389	Federal National Mortgage Association Pool #780956	4.50	5/1/19	546,948
153,010	Federal National Mortgage Association Pool #790984	5.00	7/1/19	165,741
195,354	Federal National Mortgage Association Pool #786915	5.00	8/1/19	212,738
407,687	Federal National Mortgage Association Pool #735063	4.50	12/1/19	438,486
22,560	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	22,718
153,915	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	157,768
875,274	Federal National Mortgage Association Pool #890121	5.00	3/1/23	947,690
89,895	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	95,707
642,471	Federal National Mortgage Association Pool #AH8061	4.00	6/1/26	684,069
893,841	Federal National Mortgage Association Pool #AI3053	4.00	7/1/26	951,714
54,573	Federal National Mortgage Association Pool #412682	6.00	3/1/28	61,330
582,093	Federal National Mortgage Association Pool #MA0361	4.00	3/1/30	627,042
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,607,392
415,173	Federal National Mortgage Association Pool #MA0616	4.00	1/1/31	447,232
207	Federal National Mortgage Association Pool #568625	7.50	1/1/31	215
32,014	Federal National Mortgage Association Pool #571090	7.50	1/1/31	32,806
862,592	Federal National Mortgage Association Pool #MA0641	4.00	2/1/31	929,201
1,757	Federal National Mortgage Association Pool #573935	7.50	3/1/31	1,894
828,395	Federal National Mortgage Association Pool #MA0804	4.00	7/1/31	892,363
481,273	Federal National Mortgage Association Pool #MA3894	4.00	9/1/31	518,437
4,971	Federal National Mortgage Association Pool #629297	6.50	2/1/32	5,689
309,663	Federal National Mortgage Association Pool #626440	7.50	2/1/32	379,856
18,595	Federal National Mortgage Association Pool #634996	6.50	5/1/32	21,399
28,481	Federal National Mortgage Association Pool #254383	7.50	6/1/32	35,011
98,144	Federal National Mortgage Association Pool #254476	5.50	9/1/32	107,920
3,788	Federal National Mortgage Association Pool #688539	5.50	3/1/33	4,163
224,362	Federal National Mortgage Association Pool #650386	5.00	7/1/33	243,484
119,359	Federal National Mortgage Association Pool #726889	5.50	7/1/33	131,173
141,009	Federal National Mortgage Association Pool #759028	5.50	1/1/34	154,966
147,295	Federal National Mortgage Association Pool #761913	5.50	2/1/34	161,944
118,191	Federal National Mortgage Association Pool #763393	5.50	2/1/34	129,889
111,519	Federal National Mortgage Association Pool #769862	5.50	2/1/34	122,417
10,073	Federal National Mortgage Association Pool #769682	5.00	3/1/34	10,925
407,587	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	446,087
5,463	Federal National Mortgage Association Pool #778141	5.00	5/1/34	5,925

2

Value Line U.S. Government Securities Fund, Inc.

May 31, 2012

Principal Amount		Rate	Maturity Date	Value
$149,300	Federal National Mortgage Association Pool #773586	5.50%	6/1/34	$163,890
186,237	Federal National Mortgage Association Pool #255311	6.00	7/1/34	208,191
6,366	Federal National Mortgage Association Pool #258149	5.50	9/1/34	6,991
1,530	Federal National Mortgage Association Pool #789150	5.00	10/1/34	1,659
241,479	Federal National Mortgage Association Pool #255496	5.00	11/1/34	261,909
25,604	Federal National Mortgage Association Pool #797154	5.50	11/1/34	28,154
66,775	Federal National Mortgage Association Pool #801063	5.50	11/1/34	73,301
67,659	Federal National Mortgage Association Pool #803675	5.50	12/1/34	74,272
109,656	Federal National Mortgage Association Pool #804683	5.50	12/1/34	120,372
292,995	Federal National Mortgage Association Pool #815813 (1)	2.49	2/1/35	312,351
18,127	Federal National Mortgage Association Pool #255580	5.50	2/1/35	19,898
226,581	Federal National Mortgage Association Pool #735224	5.50	2/1/35	249,008
231,715	Federal National Mortgage Association Pool #896016	6.00	8/1/36	255,772
208,617	Federal National Mortgage Association Pool #901561	5.50	10/1/36	227,831
472,526	Federal National Mortgage Association Pool #919584	6.00	6/1/37	521,585
253,879	Federal National Mortgage Association Pool #943647	5.50	7/1/37	276,945
97,921	Federal National Mortgage Association Pool #AA2531	4.50	3/1/39	105,089
287,415	Federal National Mortgage Association Pool #AA9181	4.50	8/1/39	308,453
714,915	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA	4.50	10/25/39	782,058
70,728	Federal National Mortgage Association Pool #AD1035	4.50	2/1/40	76,126
254,498	Federal National Mortgage Association Pool #AD5234	4.50	7/1/40	273,921
416,686	Federal National Mortgage Association Pool #AD7136	5.00	7/1/40	453,632
750,224	Federal National Mortgage Association Pool #890236	4.50	8/1/40	805,048
1,096,506	Federal National Mortgage Association Pool #AD8408	4.50	8/1/40	1,180,195
726,737	Federal National Mortgage Association Pool #AE2078	4.50	8/1/40	782,203
319,787	Federal National Mortgage Association Pool #AD8536	5.00	8/1/40	348,141
918,914	Federal National Mortgage Association Pool #AH5575	4.00	2/1/41	979,103
915,224	Federal National Mortgage Association Pool #AI3051	4.50	7/1/41	986,507
936,502	Federal National Mortgage Association Pool #AI0814	4.50	8/1/41	1,009,442
306,109	Federal National Mortgage Association Pool #AJ5888	4.50	11/1/41	329,951
677,911	Federal National Mortgage Association Pool #AJ7440	4.50	11/1/41	730,710
23,818,538	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $24,617,434)			26,248,567
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.4%)
76,006	Government National Mortgage Association Pool #003645	4.50	12/20/19	82,686
3,331	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,776
44,580	Government National Mortgage Association Pool #548880	6.00	12/15/31	50,536
46,218	Government National Mortgage Association Pool #551762	6.00	4/15/32	52,305
20,237	Government National Mortgage Association Pool #582415	6.00	11/15/32	22,903
205,057	Government National Mortgage Association Pool #604485	6.00	7/15/33	232,452
104,335	Government National Mortgage Association Pool #622603	6.00	11/15/33	117,752
3,534	Government National Mortgage Association Pool #429786	6.00	12/15/33	3,999
93,998	Government National Mortgage Association Pool #605025	6.00	2/15/34	106,555
6,375	Government National Mortgage Association Pool #626480	6.00	2/15/34	7,278
79,351	Government National Mortgage Association Pool #610944	5.50	4/15/34	88,811
102,378	Government National Mortgage Association Pool #583008	5.50	6/15/34	114,104
46,047	Government National Mortgage Association Pool #605245	5.50	6/15/34	51,321
877,807	Government National Mortgage Association Series 2010-151 Class KA	3.00	9/16/39	920,632
842,451	Government National Mortgage Association Series 2011-17 Class EP	3.50	12/16/39	890,271
2,551,705	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $2,641,403)			2,745,381
49,223,969	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $50,782,142)			53,867,432

U.S. TREASURY OBLIGATIONS (29.7%)
3,200,000	U.S. Treasury Notes	1.50	7/31/16	3,323,750
800,000	U.S. Treasury Notes	1.00	3/31/17	813,500
2,200,000	U.S. Treasury Notes	2.38	7/31/17	2,382,703

3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value
$1,300,000	U.S. Treasury Notes	1.88%	9/30/17	$1,375,461
500,000	U.S. Treasury Notes	2.25	11/30/17	539,531
800,000	U.S. Treasury Notes	2.38	5/31/18	870,813
1,500,000	U.S. Treasury Notes	2.25	7/31/18	1,623,047
1,800,000	U.S. Treasury Notes	3.13	5/15/19	2,059,594
1,700,000	U.S. Treasury Notes	3.50	5/15/20	1,998,562
1,000,000	U.S. Treasury Notes	3.63	2/15/21	1,187,422
500,000	U.S. Treasury Notes	3.13	5/15/21	572,617
700,000	U.S. Treasury Notes	2.13	8/15/21	739,758
2,000,000	U.S. Treasury Bonds	7.88	2/15/21	3,085,782
750,000	U.S. Treasury Bonds	6.25	8/15/23	1,098,867
500,000	U.S. Treasury Bonds	6.00	2/15/26	742,031
250,000	U.S. Treasury Bonds	5.50	8/15/28	365,469
300,000	U.S. Treasury Bonds	6.25	5/15/30	480,891
500,000	U.S. Treasury Bonds	4.50	5/15/38	687,500
20,300,000	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $23,235,661)			23,947,298
	TOTAL INVESTMENT SECURITIES (96.4%) (Cost $74,017,803)			77,814,730

REPURCHASE AGREEMENT (3.1%)

2,500,000	With Morgan Stanley, 0.16%, dated 05/31/12, due 06/01/12, delivery value $2,500,011 (collateralized by $2,555,000 U.S. Treasury Notes 0.2500% due 09/15/14, with a value of $2,553,959)			2,500,000
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)			381,717

	NET ASSETS (2) (100.0%)			$80,696,447

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($80,696,447 ÷ 6,630,773 shares outstanding)			$12.17

(1)	Adjustable rate security. The rate shown is as of May 31, 2012.
(2)
For federal income tax purposes, the aggregate cost was $76,517,803, aggregate gross unrealized appreciation was $3,806,280, aggregate gross unrealized depreciation was $9,353 and the net unrealized appreciation was $3,796,927.

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of May 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$53,867,432	$0	$53,867,432
U.S. Treasury Obligation	0	23,947,298	0	23,947,298
Short-Term Investments	0	2,500,000	0	2,500,000

Total Investments in Securities	$0	$80,314,730	$0	$80,314,730

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended May 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended May 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	July 26, 2012